Segment Reporting - Condensed Consolidated Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Revenue	$ 662.8	$ 315.2	$ 1,064.8	$ 644.3	$ 1,339.5
Operating expenses	(72.6)	(64.3)	(140.3)	(130.7)	(252.4)
Profit from sale of vessels	0.0	5.4	4.0	14.9	19.0
Administrative expenses	(24.2)	(24.5)	(47.2)	(50.5)	(113.8)
Other operating income and expenses	(0.4)	(0.1)	(0.3)	(0.3)	0.1
Depreciation and amortization	(60.5)	(52.2)	(120.1)	(105.4)	(214.5)
Operating profit (EBIT)	355.1	74.6	496.4	157.0	356.3
Financial income	2.3	3.6	3.9	7.5	13.3
Financial expenses	(18.3)	(17.8)	(37.2)	(35.7)	(74.4)
Profit before tax	339.1	60.4	463.1	128.8	295.2
Tax	(0.8)	(1.7)	(2.4)	(7.2)	(9.2)
Net profit for the period	338.3	58.7	460.7	121.6	286.0
Operating segments
Disclosure of operating segments [line items]
Revenue	662.8	315.2	1,064.8	644.3	1,339.5
Port expenses, bunkers and commissions	(146.8)	(103.0)	(256.5)	(202.3)	(404.5)
Other cost of goods and services sold	(3.2)	(1.9)	(8.0)	(13.0)	(17.1)
Operating expenses	(72.6)	(64.3)	(140.3)	(130.7)	(252.4)
Profit from sale of vessels	0.0	5.4	4.0	14.9	19.0
Administrative expenses	(24.2)	(24.5)	(47.2)	(50.5)	(113.8)
Other operating income and expenses	(0.4)	(0.1)	(0.3)	(0.3)	0.1
Depreciation and amortization	(60.5)	(52.2)	(120.1)	(105.4)	(214.5)
Operating profit (EBIT)	355.1	74.6	496.4	157.0	356.3
Financial income	2.3	3.6	3.9	7.5	13.3
Financial expenses	(18.3)	(17.8)	(37.2)	(35.7)	(74.4)
Profit before tax	339.1	60.4	463.1	128.8	295.2
Tax	(0.8)	(1.7)	(2.4)	(7.2)	(9.2)
Net profit for the period	338.3	58.7	460.7	121.6	286.0
Operating segments | Tanker segment
Disclosure of operating segments [line items]
Revenue	658.8	311.2	1,054.6	624.5	1,314.2
Port expenses, bunkers and commissions	(146.8)	(103.0)	(256.5)	(202.3)	(404.5)
Other cost of goods and services sold	0.0	0.0	0.0	0.0	0.0
Operating expenses	(72.9)	(64.7)	(140.7)	(131.2)	(253.1)
Profit from sale of vessels	0.0	4.9	4.0	14.0	17.8
Administrative expenses	(22.2)	(22.3)	(43.3)	(46.4)	(106.5)
Other operating income and expenses	(0.5)	(0.1)	(0.5)	(0.3)	0.0
Depreciation and amortization	(60.2)	(51.9)	(119.2)	(104.9)	(213.5)
Operating profit (EBIT)	356.2	74.1	498.4	153.4	354.4
Financial income	2.3	3.6	3.9	7.4	13.1
Financial expenses	(18.2)	(17.8)	(37.1)	(35.6)	(74.2)
Profit before tax	340.3	59.9	465.2	125.2	293.3
Tax	(0.9)	(1.6)	(2.6)	(6.5)	(8.5)
Net profit for the period	339.4	58.3	462.6	118.7	284.8
Operating segments | Marine Engineering segment
Disclosure of operating segments [line items]
Revenue	6.9	8.9	15.0	28.5	37.2
Port expenses, bunkers and commissions	0.0	0.0	0.0	0.0	0.0
Other cost of goods and services sold	(4.9)	(5.2)	(10.8)	(18.7)	(24.6)
Operating expenses	0.0	0.0	0.0	0.0	0.0
Profit from sale of vessels	0.0	0.0	0.0	0.0	0.0
Administrative expenses	(2.0)	(2.2)	(3.9)	(4.1)	(7.3)
Other operating income and expenses	0.1	0.0	0.2	0.0	0.1
Depreciation and amortization	(0.3)	(0.3)	(0.9)	(0.5)	(1.0)
Operating profit (EBIT)	(0.2)	1.2	(0.4)	5.2	4.4
Financial income	0.0	0.0	0.0	0.1	0.2
Financial expenses	(0.1)	0.0	(0.1)	(0.1)	(0.2)
Profit before tax	(0.3)	1.2	(0.5)	5.2	4.4
Tax	0.1	(0.1)	0.2	(0.7)	(0.7)
Net profit for the period	(0.2)	1.1	(0.3)	4.5	3.7
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(2.9)	(4.9)	(4.8)	(8.7)	(11.9)
Port expenses, bunkers and commissions	0.0	0.0	0.0	0.0	0.0
Other cost of goods and services sold	1.7	3.3	2.8	5.7	7.5
Operating expenses	0.3	0.4	0.4	0.5	0.7
Profit from sale of vessels	0.0	0.5	0.0	0.9	1.2
Administrative expenses	0.0	0.0	0.0	0.0	0.0
Other operating income and expenses	0.0	0.0	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0	0.0	0.0
Operating profit (EBIT)	(0.9)	(0.7)	(1.6)	(1.6)	(2.5)
Financial income	0.0	0.0	0.0	0.0	0.0
Financial expenses	0.0	0.0	0.0	0.0	0.0
Profit before tax	(0.9)	(0.7)	(1.6)	(1.6)	(2.5)
Tax	0.0	0.0	0.0	0.0	0.0
Net profit for the period	$ (0.9)	$ (0.7)	$ (1.6)	$ (1.6)	$ (2.5)